Condensed Statements Of Cash Flows (Parent Company) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows From Operating Activities:
Net income	$ 902.3	$ 1,015.5	$ 1,068.3
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of equity-based compensation	63.4	50.5	45.9
(Gains) losses on extinguishment of debt	1.8	0.1	(6.4)
Changes in:
Accounts payable, accrued expenses, and other liabilities	123.6	35.5	210.2
Income taxes	19.8	28.4	48.1
Other, net	(10.4)	5.9	(10.0)
Net cash provided by operating activities	1,691.4	1,497.9	1,679.3
Cash Flows From Investing Activities:
Net cash provided by (used in) investing activities	(264.9)	(744.9)	(486.5)
Cash Flows From Financing Activities:
Proceeds from exercise of stock options	0.5	22.4	27.2
Tax benefit from exercise/vesting of equity-based compensation	5.8	6.4	14.0
Net proceeds from debt issuance	0	491.9	0
Payment of debt	(350.0)	0	0
Reacquisition of debt	(32.5)	(15.0)	(214.3)
Dividends paid to shareholders	(853.7)	(263.6)	(763.7)
Acquisition of treasury shares	(174.2)	(997.8)	(258.6)
Net cash used in financing activities	(1,404.1)	(755.7)	(1,195.4)
Increase (decrease) in cash	23.4	(3.2)	(1.8)
Cash, beginning of year	155.7	158.9	160.7
Cash, End of year	179.1	155.7	158.9
Parent Company
Cash Flows From Operating Activities:
Net income	902.3	1,015.5	1,068.3
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed (income) loss from subsidiaries	(193.1)	(225.7)	73.5
Amortization of equity-based compensation	2.0	2.1	2.4
(Gains) losses on extinguishment of debt	1.8	0.1	(6.4)
Changes in:
Intercompany receivable	(58.6)	(58.5)	(54.1)
Accounts payable, accrued expenses, and other liabilities	0.3	4.5	7.3
Income taxes	21.7	(3.4)	(12.2)
Other, net	(9.9)	4.2	(1.9)
Net cash provided by operating activities	666.5	738.8	1,076.9
Cash Flows From Investing Activities:
Additional investments in equity securities of consolidated subsidiaries	(36.1)	(11.8)	(3.5)
Received from investment subsidiary	773.7	23.6	122.0
Net cash provided by (used in) investing activities	737.6	11.8	118.5
Cash Flows From Financing Activities:
Proceeds from exercise of stock options	0.5	22.4	27.2
Tax benefit from exercise/vesting of equity-based compensation	5.8	6.4	14.0
Net proceeds from debt issuance	0	497.0	0
Payment of debt	(350.0)	0	0
Reacquisition of debt	(32.5)	(15.0)	(214.3)
Dividends paid to shareholders	(853.7)	(263.6)	(763.7)
Acquisition of treasury shares	(174.2)	(997.8)	(258.6)
Net cash used in financing activities	(1,404.1)	(750.6)	(1,195.4)
Increase (decrease) in cash	0	0	0
Cash, beginning of year	0	0	0
Cash, End of year	$ 0	$ 0	$ 0